Segmental reporting	18 Months Ended
Oct. 31, 2018
Segmental reporting [Abstract]
Segmental reporting
1 Segmental reporting
In accordance with IFRS 8, “Operating Segments”, the Group has derived the information for its segmental reporting using the information used by the Chief Operating Decision Maker for the purposes of resource allocation and assessment of segment performance. The Chief Operating Decision Maker (“CODM”) is defined as the Executive Committee, which has changed its composition during the period.

For the six months to October 31, 2017, the Executive Committee consisted of the Executive Chairman, Chief Executive Officers of Micro Focus and SUSE, Chief Financial Officer and the Chief Operating Officer.

For the six months to April 30, 2018, the Executive Committee consisted of the Executive Chairman, the Chief Executive Officer, the Chief Executive Officer of SUSE and the Chief Financial Officer.

On July 2, 2018, the Group then announced the proposed sale of SUSE (note 19), one of the Group’s two historical operating segments, approved by the shareholders on August 21, 2018. As a result, for management purposes, following the agreement to dispose of the SUSE business, which is presented as a discontinued operation, the Group is organized into a single reporting segment comprising the Micro Focus Product Portfolio. Consistent with this the Chief Executive Officer of SUSE, Nils Brauckmann, stepped down from the Board on July 11, 2018 to concentrate on the sale. As such, the CODM from July 11, 2018 consisted of the Executive Chairman, the Chief Executive Officer and the Chief Financial Officer.

The Group’s segment under IFRS 8 is:

Micro Focus Product Portfolio – The Micro Focus Product Portfolio segment contains mature infrastructure software products that are managed on a portfolio basis akin to a “fund of funds” investment portfolio. This portfolio is managed with a single product group that makes and maintains the software, whilst the software is sold and supported through a geographic Go-to-Market organization. The products within the existing Micro Focus Product Portfolio are grouped together into four sub-portfolios based on industrial logic and management of the Micro Focus sub-portfolios: Application Modernization & Connectivity, Application Delivery Management, IT Operations Management and Security, Information Management & Governance.

The segmental reporting is consistent with that used in internal management reporting. During the current period the profit measure used by the Executive Committee is Adjusted EBITDA. Previously it was Adjusted Operating Profit.

The internal management reporting that the Executive Committee receives includes a pool of centrally managed costs, which are allocated between Micro Focus and the SUSE business based on identifiable segment specific costs with the remainder allocated based on other criteria including revenue and headcount.

		18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	Note	$	’000	$	’000	$	’000
Revenue before deferred revenue haircut			4,815,460		1,084,165		1,001,483
Deferred revenue haircut			(61,062)		(6,892)		(10,250)
Segment revenue			4,754,398		1,077,273		991,233
Directly managed costs			(2,997,545)		(564,072)		(566,457)
Allocation of centrally managed costs			52,730		26,196		28,883
Total segment costs			(2,944,815)		(537,876)		(537,574)
Adjusted Operating Profit			1,809,583		539,397		453,659
Exceptional items	4		(538,156)		(97,258)		(27,853)
Share based compensation charge	35		(64,284)		(31,463)		(26,254)
Amortization of purchased intangibles	11		(830,319)		(183,284)		(152,356)
Operating profit			376,824		227,392		247,196
Net finance costs	6		(342,712)		(95,845)		(97,348)
Profit before tax			34,112		131,547		149,848

Reconciliation to Adjusted EBITDA:
Profit before tax			34,112		131,547		149,848
Finance costs	6		350,366		96,824		98,357
Finance income	6		(7,654)		(979)		(1,009)
Depreciation of property, plant and equipment	12		88,611		9,704		9,736
Amortization of intangible assets	11		903,008		206,751		187,337
Exceptional items (reported in Operating profit)	4		538,156		97,258		27,853
Share-based compensation charge	35		64,284		31,463		26,254
Product development intangible costs capitalized	11		(44,350)		(27,664)		(30,877)
Foreign exchange credit			(37,292)		(2,901)		(2,584)
Adjusted EBITDA			1,889,241		542,003		464,915

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

No measure of total assets and total liabilities for the reportable segment has been reported as such amounts are not regularly provided to the Chief Operating Decision Maker.